1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct +1 202 261 3158 Fax

July 10, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Hartford Mutual Funds, Inc. — Preliminary Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a preliminary registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”).  This preliminary Form N-14 is being filed in connection with the reorganization of The Hartford Unconstrained Bond Fund (the “Acquired Fund”), a series of the Registrant, with and into The Hartford Strategic Income Fund (the “Acquiring Fund”), a separate series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 202.261.3314 with any questions regarding the attached.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc: John V. O’Hanlon